SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards		$ 64,241
Net deferred tax asset		64,241
Valuation allowance		(64,241)
Deferred income tax expense (benefit)